Federal Income Tax Matters - Schedule of Reclassification Taxable Income (Details) $ in Thousands	3 Months Ended
Sep. 30, 2023 USD ($)
Income Tax Disclosure [Abstract]
Increase (decrease) in Paid in Capital in Excess of Par	$ (291)
Increase (decrease) in Distributable Earnings (Losses)	$ 291